Restricted Stock Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Restricted Stock Liabilities
Schedule of Components of Restricted Stock Liabilities

The following table presents the components of the restricted stock liabilities:

	As of
	September 30, 2021	December 31, 2020
Restricted stock liabilities recorded upon modification of the restricted stock awards and units (1,064,549 restricted stock to be purchased at $4.00 per share)	$4,258,196	$4,258,196
Less imputed interest	(457,462)	(457,462)
Present value of restricted stock liabilities	3,800,734	3,800,734
Less payments (excluding imputed interest)	(1,342,379)	(177,425)
Restricted stock liabilities	$2,458,355	$3,623,309
Current portion of restricted stock liabilities (included in accrued expenses and other)	$1,936,734	$1,627,499
Long-term portion of restricted stock liabilities	521,621	1,995,810
Total restricted stock liabilities	$2,458,355	$3,623,309

The following table presents the components of the restricted stock liabilities as of December 31, 2020:

Restricted stock liabilities recorded upon modification of the restricted stock awards and units (1,064,549 restricted stock to be purchased at $4.00 per share)	$4,258,196
Less imputed interest	(457,462)
Present value of restricted stock liabilities	3,800,734
Less prepayments on December 31, 2020	(177,425)
Restricted stock liabilities	$3,623,309
Current portion of restricted stock liabilities	$1,627,499
Long-term portion of restricted stock liabilities	1,995,810
Total restricted stock liabilities	$3,623,309